UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 34.8%

Security	Principal Amount		Value
Australia — 0.1%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$168,186
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	163,931

Total Australia			$332,117

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,430,229	$436,388
Republic of Srpska, 1.50%, 10/30/23	BAM	1,362,652	396,524
Republic of Srpska, 1.50%, 12/15/23	BAM	474,691	138,670
Republic of Srpska, 1.50%, 5/31/25	BAM	3,705,125	965,004

Total Bosnia and Herzegovina			$1,936,586

Brazil — 2.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,226,836	$5,913,253

Total Brazil			$5,913,253

Canada — 1.3%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$136,867
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,038,153
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	745,409
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	537,318

Total Canada			$3,457,747

Chile — 2.4%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,219,274,640	$2,488,422
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	86,077
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,610,784

Total Chile			$6,185,283

Colombia — 3.5%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,651,487
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,361,693

Total Colombia			$9,013,180

Costa Rica — 0.5%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	479,156,074	$751,456
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	265,619,128	501,473

Total Costa Rica			$1,252,929

Denmark — 0.9%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$40,462
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	199,395
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	1,927,139
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	213,599

Total Denmark			$2,380,595

Dominican Republic — 3.0%
Dominican Republic, 11.70%, 6/6/14(3)	DOP	215,000,000	$5,466,617
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	25,000,000	641,845

Security	Principal Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(4)	DOP	58,300,000	$1,574,168

Total Dominican Republic			$7,682,630

Georgia — 3.0%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,880,000	$3,580,396
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	810,000	503,654
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	249,206
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490,000	321,016
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	343,669
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	316,318
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222,000	2,124,794
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	338,660

Total Georgia			$7,777,713

Ghana — 0.6%
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600,000	$1,457,825

Total Ghana			$1,457,825

Mexico — 2.4%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	$3,326,607
Mexican Cetes, 9.00%, 12/20/12	MXN	36,540,000	2,796,321

Total Mexico			$6,122,928

Peru — 3.3%
Republic of Peru, 9.91%, 5/5/15	PEN	16,241,000	$7,164,965
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174,000	1,400,259

Total Peru			$8,565,224

Philippines — 1.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000,000	$2,744,259

Total Philippines			$2,744,259

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,216,507
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,020,058

Total Serbia			$4,236,565

Sweden — 0.4%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$916,093
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	63,896

Total Sweden			$979,989

Turkey — 3.2%
Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$837,714
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,506,259

Total Turkey			$8,343,973

United Kingdom — 0.6%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$460,592
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	566,292
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	460,381

Total United Kingdom			$1,487,265

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,014,348
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,523,935	158,367
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,853,780	369,719

Total Uruguay			$2,542,434

Security	Principal Amount		Value
Vietnam — 2.9%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000,000	$2,624,451
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	2,246,669
Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500,000	2,199,931
Vietnam Government Bond, 11.59%, 2/20/14	VND	8,696,500,000	431,927

Total Vietnam			$7,502,978

Total Foreign Government Bonds (identified cost $89,951,494)			$89,915,473

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$379,905	$404,055
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		935,844	1,055,212

Total Collateralized Mortgage Obligations (identified cost $1,367,187)			$1,459,267

Mortgage Pass-Throughs — 4.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.39%, with maturity at 2035(6)		$1,432,531	$1,499,703
4.169%, with maturity at 2035(6)		1,382,637	1,509,018
6.50%, with various maturities to 2036		2,817,429	3,301,158
7.00%, with maturity at 2033		988,333	1,144,493
7.50%, with maturity at 2035		546,858	671,447
8.50%, with maturity at 2032		488,056	622,175

			$8,747,994

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,355,295	$1,635,827
8.00%, with maturity at 2016		402,979	429,823
9.00%, with various maturities to 2024		939,466	1,117,150

			$3,182,800

Total Mortgage Pass-Throughs (identified cost $11,028,428)			$11,930,794

Precious Metals — 6.3%

Description	Troy Ounces		Value
Gold(7)		6,349	$10,245,345
Platinum(7)		4,250	6,017,365

Total Precious Metals (identified cost $17,123,704)			$16,262,710

Short-Term Investments — 54.4%

Foreign Government Securities — 33.7%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.7%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,471,776

Total Croatia			$4,471,776

Georgia — 1.4%
Bank of Georgia Promissory Note, 4.00%, 9/20/12(3)	AZN	866	$1,108,392
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	171,534
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,765,077
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	980	569,615

Total Georgia			$3,614,618

Hong Kong — 2.0%
Hong Kong Treasury Bill, 0.00%, 8/8/12	HKD	40,000	$5,158,010

Total Hong Kong			$5,158,010

Malaysia — 6.7%
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	18,621	$5,949,699
Bank Negara Monetary Note, 0.00%, 9/13/12	MYR	6,202	1,974,969
Bank Negara Monetary Note, 0.00%, 9/27/12	MYR	4,566	1,452,308
Bank Negara Monetary Note, 0.00%, 10/9/12	MYR	17,432	5,539,148
Bank Negara Monetary Note, 0.00%, 10/18/12	MYR	7,951	2,524,604

Total Malaysia			$17,440,728

Mauritius — 0.7%
Mauritius Treasury Bill, 0.00%, 1/24/13	MUR	54,700	$1,739,194

Total Mauritius			$1,739,194

Mexico — 1.1%
Mexico Cetes, 0.00%, 9/20/12	MXN	38,206	$2,855,344

Total Mexico			$2,855,344

Nigeria — 2.8%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	98,200	$566,639
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	168,070	964,201
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	145,800	824,178
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	97,400	550,458
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	377,600	2,127,442
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	52,900	295,460
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	45,800	254,329
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,572,584

Total Nigeria			$7,155,291

Philippines — 1.5%
Philippines Treasury Bill, 0.00%, 8/8/12	PHP	164,660	$3,942,773

Total Philippines			$3,942,773

Serbia — 1.5%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	310,500	$3,048,265
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350	758,418

Total Serbia			$3,806,683

South Korea — 4.1%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	7,648,730	$6,761,924
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	4,417,260	3,896,841

Total South Korea			$10,658,765

Sri Lanka — 4.5%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	$130,115
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	806,630	6,054,558

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	$60,428
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	45,600	337,092
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,776,875
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	18,260	130,159
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	3,181,241

Total Sri Lanka			$11,670,468

Thailand — 3.0%
Bank of Thailand, 0.00%, 8/3/12	THB	109,220	$3,470,749
Bank of Thailand, 0.00%, 11/15/12	THB	134,029	4,226,979

Total Thailand			$7,697,728

Uruguay — 2.7%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	4,630	$216,492
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,464,472
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	471,102
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	2,321,149
Monetary Regulation Bill, 0.00%, 4/26/13(1)	UYU	33,006	1,520,777

Total Uruguay			$6,993,992

Total Foreign Government Securities (identified cost $89,454,495)			$87,205,370

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/15/12		$2,000	$1,999,352

Total U.S. Treasury Obligations (identified cost $1,999,228)			$1,999,352

Other — 19.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(8)		$51,356	$51,356,004

Total Other (identified cost $51,356,004)			$51,356,004

Total Short-Term Investments (identified cost $142,809,727)			$140,560,726

Total Investments — 100.7% (identified cost $262,280,540)			$260,128,970

Other Assets, Less Liabilities — (0.7)%			$(1,769,285)

Net Assets — 100.0%			$258,359,685

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

HRK	-	Croatian Kuna

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $3,457,747 or 1.3% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2012.

(7)	Non-income producing.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $28,268.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $16,716,181 or 6.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/8/12	Philippine Peso 53,800,000	United States Dollar 1,284,930	Standard Chartered Bank	$(3,735)
8/20/12	Euro 204,517	United States Dollar 251,760	State Street Bank and Trust Co.	72
8/20/12	Euro 17,610,742	United States Dollar 21,600,808	State Street Bank and Trust Co.	(71,766)
9/5/12	Brazilian Real 12,378,000	United States Dollar 6,000,000	Bank of Nova Scotia	(4,381)
12/17/12	Canadian Dollar 1,300,000	United States Dollar 1,290,943	Citibank NA	(1,317)

				$(81,127)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	Ugandan Shilling 408,500,000	United States Dollar 164,618	Standard Bank	$(215)
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	50,092
8/8/12	Philippine Peso 224,846,000	United States Dollar 5,346,475	JPMorgan Chase Bank	39,234
8/13/12	Polish Zloty 12,636,204	Euro 2,989,827	Deutsche Bank	98,208
8/13/12	Polish Zloty 12,636,204	Euro 2,990,464	JPMorgan Chase Bank	97,424
8/16/12	Moroccan Dirham 13,584,422	Euro 1,199,243	Standard Chartered Bank	40,002
8/27/12	Norwegian Krone 52,604,281	Euro 6,992,106	Citibank NA	113,872
9/14/12	Indian Rupee 272,100,000	United States Dollar 4,762,447	JPMorgan Chase Bank	81,761
9/17/12	Singapore Dollar 12,290,244	United States Dollar 9,708,701	Standard Chartered Bank	167,883
9/17/12	Yuan Renminbi 68,635,000	United States Dollar 10,818,031	Nomura International PLC	7,312
9/20/12	Ugandan Shilling 1,644,000,000	United States Dollar 651,864	Barclays Bank PLC	(1,315)
9/24/12	Ugandan Shilling 583,800,000	United States Dollar 231,391	Standard Chartered Bank	(736)
9/25/12	Swedish Krona 22,709,000	Euro 2,680,635	Barclays Bank PLC	31,482

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/25/12	Swedish Krona 14,100,000	Euro 1,662,381	Citibank NA	$22,038
9/25/12	Swedish Krona 22,708,923	Euro 2,680,515	Deutsche Bank	31,619
9/27/12	Ugandan Shilling 712,000,000	United States Dollar 280,425	Barclays Bank PLC	552
9/27/12	Ugandan Shilling 773,000,000	United States Dollar 305,051	Citibank NA	(1)
9/28/12	Ugandan Shilling 1,096,000,000	United States Dollar 432,347	Barclays Bank PLC	1
9/28/12	Ugandan Shilling 856,000,000	United States Dollar 338,340	Citibank NA	(667)
9/28/12	Ugandan Shilling 611,000,000	United States Dollar 241,789	Standard Chartered Bank	(763)
10/18/12	Ugandan Shilling 1,588,000,000	United States Dollar 621,526	JPMorgan Chase Bank	(2,218)
10/18/12	Ugandan Shilling 1,888,000,000	United States Dollar 740,973	Standard Chartered Bank	(4,667)
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	33,269
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	41,892
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	44,477
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	30,241
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	10,613
12/17/12	Canadian Dollar 3,650,795	United States Dollar 3,553,085	Australia and New Zealand Banking Group Limited	75,972
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	28,029

				$1,035,391

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	45 U.S. 5-Year Treasury Note	Short	$(5,585,273)	$(5,615,156)	$(29,883)
9/12	14 U.S. 10-Year Treasury Note	Short	(1,871,631)	(1,885,188)	(13,557)
9/12	7 U.S. 30-Year Treasury Bond	Short	(1,043,711)	(1,057,218)	(13,507)

					$(56,947)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Appreciation
Citibank NA	Bank of America	$420	1.00	%(1)	9/20/20	$44,484	$(21,626)	$22,858
Citibank NA	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	44,484	(22,890)	21,594

						$88,968	$(44,516)	$44,452

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$88,968	$—

		$88,968	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,046,045	$(91,781)

		$1,046,045	$(91,781)

Interest Rate	Futures Contracts*	$—	$(56,947)

		$—	$(56,947)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,235,135

Gross unrealized appreciation	$4,064,254
Gross unrealized depreciation	(7,170,419)

Net unrealized depreciation	$(3,106,165)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$89,915,473	$—	$89,915,473
Collateralized Mortgage Obligations	—	1,459,267	—	1,459,267
Mortgage Pass-Throughs	—	11,930,794	—	11,930,794
Precious Metals	16,262,710	—	—	16,262,710
Short-Term Investments -
Foreign Government Securities	—	87,205,370	—	87,205,370
U.S. Treasury Obligations	—	1,999,352	—	1,999,352
Other	—	51,356,004	—	51,356,004
Total Investments	$16,262,710	$243,866,260	$—	$260,128,970
Forward Foreign Currency Exchange Contracts	$—	$1,046,045	$—	$1,046,045
Swap Contracts	—	88,968	—	88,968
Total	$16,262,710	$245,001,273	$—	$261,263,983

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(91,781)	$—	$(91,781)
Futures Contracts	(56,947)	—	—	(56,947)
Total	$(56,947)	$(91,781)	$—	$(148,728)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012